Intangible Assets (Details 1) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Intangible Assets Details 1
2015		$ 2,352,735
2016		2,352,735
2017		2,352,735
2018		2,388,505
2019		2,332,236
Thereafter		14,964,680
Total	$ 25,934,994	$ 26,743,626	$ 15,413,920